Summary of Significant Accounting Policies and Organization - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%			$ (1,043,948)	$ (610,845)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)			608,152	142,167
Change in valuation allowance			435,795	468,678
Provision for income taxes